OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Investment [Line Items]
Securities - FVTPL		$ 1,011,000,000	$ 239,000,000
Investments accounted for using equity method
Investment [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		105,000,000	104,000,000
Other non-current liabilities		$ 93,000,000	93,000,000
Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Percent of dividend rate		7.50%
Securities - FVTPL		$ 409,000,000	175,000,000
Additional Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Percent of dividend rate		5.00%
Value of convertible preferred units purchased	$ 222,000,000
BSREP III
Investment [Line Items]
Securities - FVTPL		$ 315,000,000	$ 0